UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: August 31, 2016

Date of reporting period: February 29, 2016

Item 1.	Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST EMQQ The Emerging Markets Internet & Ecommerce ETF

Semi-Annual Report

February 29, 2016

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to the Financial Statements	8
Disclosure of Fund Expenses	16
Supplemental Information	17

The Fund will file its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent period ended June 30, is available (i) without charge, upon request, by calling 1-855-888-9892; and (ii) on the Commission’s website at http://www.sec.gov.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

February 29, 2016 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 98.6%
Argentina — 3.8%
Information Technology — 3.8%
MercadoLibre	4,497	$457,615
Total Argentina		457,615

Brazil — 0.4%
Consumer Discretionary — 0.4%
B2W Cia Digital*	16,511	47,799
Total Brazil		47,799

China — 65.5%
Consumer Discretionary — 15.5%
500.com ADR, Cl A*	3,247	60,621
Cogobuy Group*	40,000	45,832
Ctrip.com International ADR*	12,218	499,961
E-Commerce China Dangdang ADR, Cl A*	6,522	43,241
JD.com ADR*	28,188	724,714
Jumei International Holding ADR*	5,031	31,645
Qunar Cayman Islands ADR*	3,221	119,467
Tuniu ADR*	7,521	79,422
Vipshop Holdings ADR*	23,676	263,040
		1,867,943
Industrials — 1.3%
51job ADR*	5,696	158,349

Information Technology — 48.7%
21Vianet Group ADR*	2,463	43,250
58.com ADR*	8,475	449,175
Alibaba Group Holding ADR*	13,719	944,004
Baidu ADR*	4,338	$752,296
Baozun ADR*	6,498	38,338
Bitauto Holdings ADR*	5,803	120,064
HC International*	67,197	36,813
Leju Holdings ADR	18,461	67,198
Momo ADR*	17,490	206,032
NetEase ADR	4,399	592,149
Qihoo 360 Technology ADR*	9,314	669,490
Renren ADR*	12,480	39,063
SINA*	6,594	281,696
Sohu.com*	4,303	187,052
SouFun Holdings ADR	14,294	76,187
Tencent Holdings	55,192	1,007,149
Weibo ADR*	10,656	153,020
Youku Tudou ADR*	3,864	105,796
YY ADR*	2,232	116,176
		5,884,948
Total China		7,911,240

Cyprus — 0.3%
Information Technology — 0.3%
QIWI ADR	3,685	40,977
Total Cyprus		40,977

Germany — 1.2%
Information Technology — 1.2%
Rocket Internet*	6,501	147,631
Total Germany		147,631

Hong Kong — 1.2%
Information Technology — 1.2%
Kingdee International Software Group	290,000	95,844
NetDragon Websoft	19,000	46,815
		142,659
Total Hong Kong		142,659

India — 0.7%
Consumer Discretionary — 0.7%
Makemytrip*	4,926	83,250
Total India		83,250

Netherlands — 3.8%
Information Technology — 3.8%
Yandex, Cl A*	35,960	464,603
Total Netherlands		464,603

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

February 29, 2016 (Unaudited) (Concluded)

Description	Shares	Fair Value
Russia — 2.0%
Information Technology — 2.0%
Mail.Ru Group GDR*	11,393	$235,266
Total Russia		235,266

South Africa — 6.8%
Consumer Discretionary — 6.8%
Naspers, Cl N	6,841	816,851
Total South Africa		816,851

South Korea — 12.0%
Consumer Discretionary — 0.4%
Interpark	6,603	50,029

Information Technology — 11.6%
Kakao*	4,279	328,355
NAVER	1,200	555,026
NCSoft	2,105	408,507
NHN Entertainment*	1,791	78,927
Wemade Entertainment*	1,230	34,462
		1,405,277
Total South Korea		1,455,306

Taiwan — 0.9%
Information Technology — 0.9%
PChome Online	10,586	$112,288
Total Taiwan		112,288

Total Common Stock
(Cost $13,796,068)		11,915,485

Total Investments — 98.6%
(Cost $13,796,068)		$11,915,485

Percentages are based on Net Assets of $12,082,550.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of February 29, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 29, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended February 29, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Statement of Assets and Liabilities

February 29, 2016 (Unaudited)

Assets:
Investments at Cost	$13,796,068
Cost of Foreign Currency	971
Investments at Fair Value	$11,915,485
Cash	169,801
Foreign Currency at Value	979
Dividends Receivable	4,386
Unrealized Gain on Foreign Spot Currency Contracts	499
Total Assets	12,091,150

Liabilities:
Unrealized Loss on Foreign Spot Currency Contracts	496
Advisory Fees Payable	8,104
Total Liabilities	8,600

Net Assets	$12,082,550

Net Assets Consist of:
Paid-in Capital	$14,370,752
Distributions in Excess of Net Investment Income	(89,981)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(317,405)
Net Unrealized Depreciation on Investments	(1,880,583)
Net Unrealized Depreciation on Foreign Currency Translations	(233)
Net Assets	$12,082,550

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	600,000
Net Asset Value, Offering and Redemption Price Per Share	$20.14

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Statement of Operations

For the period ended February 29, 2016 (Unaudited)

Investment Income:
Dividend Income	$7,800
Interest Income	15
Less: Foreign Taxes Withheld	(1,538)
Total Investment Income	6,277

Expenses:
Advisory Fees	47,601
Total Expenses	47,601

Net Investment Loss	(41,324)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments	(112,513)
Net Realized Loss on Foreign Currency Transactions	(1,479)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	250,250
Net Unrealized Appreciation on Foreign Currency Translations	(236)
Net Realized and Unrealized Gain on Investments	136,022

Net Increase in Net Assets Resulting from Operations	$94,698

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Statement of Changes in Net Assets

For the period ended February 29, 2016

	Period ended February 29, 2016 (Unaudited)	Period ended August 31, 2015(1)
Operations:
Net Investment Loss	$(41,324)	$(43,400)
Net Realized Loss on Investments and Foreign Currency Transactions	(113,992)	(199,053)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	250,014	(2,130,830)
Net Increase (Decrease) in Net Assets Resulting from Operations	94,698	(2,373,283)

Dividends and Distributions to Shareholders:
Investment Income	(9,617)	—
Total Dividends and Distributions to Shareholders	(9,617)	—

Capital Share Transactions:
Issued	2,046,970	12,323,782
Increase in Net Assets from Capital Share Transactions	2,046,970	12,323,782

Total Increase in Net Assets	2,132,051	9,950,499

Net Assets:
Beginning of Period	9,950,499	—
End of Period (Includes Distributions in Excess of Net Investment Income and Accumulated Net Investment Loss of $(89,981) and $(39,040), respectively)	$12,082,550	$9,950,499

Share Transactions:
Issued	100,000	500,000
Net Increase in Shares Outstanding from Share Transactions	100,000	500,000

(1)	Commenced operations on November 12, 2014

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios
For the period ended February 29, 2016
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Loss*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment (Loss) to Average Net Assets	Portfolio Turnover(1)(2)
EMQQ The Emerging Markets Internet & Ecommerce ETF
2016†	$ 19.90	$ (0.08)	$ 0.34	$ 0.26	$ (0.02)	$ (0.02)	$ 20.14	1.29%	$ 12,083	0.86%(4)	(0.75)%(4)	12%
2015(3)	26.00	(0.13)	(5.97)	(6.10)	—	—	19.90	(23.46)	9,950	0.86(4)	(0.67)(4)	28

*	Per share data calculated using average shares method.

†	For the six-month period ended February 29, 2016 (unaudited).

(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

(3)	Commenced operations November 12, 2014.

(4)	Annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Notes to the Financial Statements

February 29, 2016 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce ETF Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Penserra Capital Management, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Fund commenced operations on November 12, 2014.

Shares of the Fund are listed and traded on the NYSE, Arca Inc. (“NYSE Arca”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) on the accrual basis of accounting. The Trustee has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 29, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended February 29, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 29, 2016, there have been no significant changes to the Fund’s fair valuation methodologies.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 29, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes —It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of February 29, 2016, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its initial tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $750 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund.

Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 29, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of February 29, 2016:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
EMQQ The Emerging Markets Internet & Ecommerce ETF	50,000	$750	$1,007,000	$750

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% on the average daily net assets of the Fund. Under an investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Sub-Advisory Agreement

Penserra Capital Management, LLC or the Sub-Adviser, is a New York limited liability company, located at 140 Broadway, 26th Floor, New York, New York 10005. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $25,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 29, 2016 (Unaudited) (Continued)

3. AGREEMENTS (concluded)

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended February 29, 2016, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended February 29, 2016, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet & Ecommerce ETF	$1,671,295	$1,374,152

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended February 29, 2016, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
EMQQ The Emerging Markets Internet & Ecommerce ETF	$1,721,395	$—	$—

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 29, 2016 (Unaudited) (Continued)

5. TAX INFORMATION (concluded)

As of August 31, 2015 the components of tax basis accumulated losses were as follows:

EMQQ The Emerging Markets Internet & Ecommerce ETF
Post-October Losses	$(102,068)
Deferred Late-Year Losses	(33,285)
Unrealized Depreciation	(2,237,930)
Total Accumulated Losses	$(2,373,283)

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2015 through August 31, 2015 and specified losses realized on investment transactions from November 1, 2014 through August 31, 2015, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Post-October losses represent losses realized on investment transactions from November 1, 2014 through August 31, 2015 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at February 29, 2016, were as follows:

Exchange Traded Concepts	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
EMQQ The Emerging Markets Internet & Ecommerce ETF	$13,796,068	$355,822	$(2,236,405)	$(1,880,583)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index or in depositary receipts representing securities of the Index. The Index is designed to measure the performance of an investable universe of publicly-traded, emerging market internet and ecommerce companies.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 29, 2016 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (concluded)

Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in China Risk

As of the date of this report, a significant portion of the Index consists of securities of Chinese issuers. Consequently, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Internet Ecommerce Companies Risk

The Fund invests in the securities of Internet Companies, including internet services companies and internet retailers. Internet Companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

Technology Sector Risk

The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 29, 2016 (Unaudited) (Concluded)

7. OTHER

At February 29, 2016, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, investors may pay brokerage commissions on their purchase and sale of fund shares, which are not reflected in the example.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2015 to February 29, 2016).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratios	Expenses Paid During Period(1)
EMQQ The Emerging Markets Internet & Ecommerce ETF
Actual Fund Return	$ 1,000.00	$ 1,012.90	0.86%	$ 4.30
Hypothetical 5% Return	$ 1,000.00	$ 1,020.59	0.86%	$ 4.32

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/366 (to reflect the one-half year period).

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.emqqetf.com.

10900 Hefner Point Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Point Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Penserra Capital Management, LLC

140 Broadway, 26th Floor

New York, New York 10005

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global

Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

EMQ-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

 (a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

 (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 6, 2016

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: May 6, 2016